Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common share capital	Preference shares Class A	Preference shares Contingent value convertible preference shares	Additional paid-in capital	Accumulated deficit	Treasury common shares	Accumulated other comprehensive loss
Beginning balance (in shares) at Dec. 31, 2013		54,980,346	183,606	712,907			831,042
Balance at beginning of year at Dec. 31, 2013		$ 550	$ 2	$ 7	$ 1,349,767	$ (469,229)	$ (10,948)	$ (67,588)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of contingent value preference shares (in shares)		21,968		(21,968)
Conversion of contingent value preference shares		$ 0		$ 0
Retirement of shares (in shares)		0	(560)
Retirement of shares		$ 0	$ 0		0
Issuance of common shares (in shares)		0
Issuance of common shares		$ 0			0
Redemption of preference shares (in shares)			0
Redemption of preference shares			$ 0		0
Share-based compensation					8,869
Share-based settlements					(4,503)
Reduction of carrying value on repurchase of preference shares					(560)
Retirement of common shares	$ (96)				(96)
Repurchase of warrant					0
Cost of issuance of common shares					0
Net income for year	108,159					108,159
Common share cash dividends declared and paid, $0.40 per share (2015: $0.50 per share; 2014: $0.50 per share)						(27,440)
Cash dividends declared on preference shares, $80.00 per share (2015: $80.00 per share; 2014: $80.00 per share)						(14,712)
Preference shares guarantee fee						(1,834)
Purchase of treasury common shares (in shares)							856,734
Purchase of treasury common shares							$ (17,018)
Share-based settlements (in shares)							(410,716)
Share-based settlements							$ 5,880
Fractional share payout (in shares)							0
Other comprehensive income (loss), net of taxes	(9,932)							(9,932)
Ending balance (in shares) at Dec. 31, 2014		55,002,314	183,046	690,939			1,277,060
Balance at end of year at Dec. 31, 2014	849,374	$ 550	$ 2	$ 7	1,353,477	(405,056)	$ (22,086)	(77,520)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of contingent value preference shares (in shares)		690,939		(690,939)
Conversion of contingent value preference shares		$ 7		$ (7)
Retirement of shares (in shares)		(8,400,000)	(183)
Retirement of shares		$ (84)	$ 0		(125,876)
Issuance of common shares (in shares)		0
Issuance of common shares		$ 0			0
Redemption of preference shares (in shares)			0
Redemption of preference shares			$ 0		0
Share-based compensation					7,703
Share-based settlements					(9,749)
Reduction of carrying value on repurchase of preference shares					(183)
Retirement of common shares	(28)				(28)
Repurchase of warrant					0
Cost of issuance of common shares					0
Net income for year	77,739					77,739
Common share cash dividends declared and paid, $0.40 per share (2015: $0.50 per share; 2014: $0.50 per share)						(24,846)
Cash dividends declared on preference shares, $80.00 per share (2015: $80.00 per share; 2014: $80.00 per share)						(14,631)
Preference shares guarantee fee						(1,824)
Purchase of treasury common shares (in shares)							250,370
Purchase of treasury common shares							$ (4,862)
Share-based settlements (in shares)							(603,399)
Share-based settlements							$ 10,598
Fractional share payout (in shares)							0
Other comprehensive income (loss), net of taxes	(12,977)							(12,977)
Ending balance (in shares) at Dec. 31, 2015		47,293,253	182,863	0			924,031
Balance at end of year at Dec. 31, 2015	750,354	$ 473	$ 2	$ 0	1,225,344	(368,618)	$ (16,350)	(90,497)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of contingent value preference shares (in shares)		0		0
Conversion of contingent value preference shares		$ 0		$ 0
Retirement of shares (in shares)		(2,393)	0
Retirement of shares		$ 0	$ 0		(45)
Issuance of common shares (in shares)		5,994,012
Issuance of common shares		$ 60			131,540
Redemption of preference shares (in shares)			(182,863)
Redemption of preference shares			$ (2)		(170,206)
Share-based compensation					14,072
Share-based settlements					(10,626)
Reduction of carrying value on repurchase of preference shares					0
Retirement of common shares	(41,913)				(41,913)
Repurchase of warrant					(100)
Cost of issuance of common shares					(5,458)
Net income for year	115,942					115,942
Common share cash dividends declared and paid, $0.40 per share (2015: $0.50 per share; 2014: $0.50 per share)						(19,346)
Cash dividends declared on preference shares, $80.00 per share (2015: $80.00 per share; 2014: $80.00 per share)						(13,979)
Preference shares guarantee fee						(1,676)
Purchase of treasury common shares (in shares)							97,053
Purchase of treasury common shares							$ (1,588)
Share-based settlements (in shares)							(1,019,016)
Share-based settlements							$ 17,896
Fractional share payout (in shares)							(2)
Other comprehensive income (loss), net of taxes	(54,183)							(54,183)
Ending balance (in shares) at Dec. 31, 2016		53,284,872	0	0			2,066
Balance at end of year at Dec. 31, 2016	$ 710,742	$ 533	$ 0	$ 0	$ 1,142,608	$ (287,677)	$ (42)	$ (144,680)